CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 51,398	$ 36,906
Investment in marketable securities	1,897	3,559
Accounts receivable (net of allowance for doubtful accounts)	54,261	41,009
Other current assets (Note 2)	52,983	41,394
Inventories (Note 4)	28,367	14,244
Total current assets	188,906	137,112
Long-term investments and other assets
Investments in affiliated companies (Note 5A)	4,872	14,839
Investments in other companies (Note 5B)	2,772	1,382
Other non-current assets (Note 6)	3,222	939
Deferred income taxes (Note 16)	12,127	8,398
Funds in respect of employee rights upon retirement	9,497	9,627
Total non-current assets	32,490	35,185
Property and equipment, net (Note 7)	50,460	39,047
Intangible assets, net (Note 8)	39,040	38
Goodwill (Note 9)	62,896	3,777
Total assets	373,792	215,159
Current liabilities
Credit from banking institutions (Note 10)	10,559	48
Accounts payable	23,987	23,264
Deferred revenues	37,671	12,796
Other current liabilities (Note 11)	32,475	29,644
Total current liabilities	104,692	65,752
Long-term liabilities
Deferred income taxes (Note 16)	6,458
Loan from bank institution (Note 10)	62,622
Liability for employee rights upon retirement	14,801	14,062
Provision for contingencies	201	400
Deferred revenues	8,221	1,241
Other non-current	325	475
Obligation to purchase non-controlling interests (Notes 1Y,3)	16,272
Total non-current liabilities	108,900	16,178
Contingent liabilities (Note 12)
Stockholders' equity (Note 13)
Share capital - ordinary shares of NIS 0.3333 par value: Authorized - December 31, 2018 and 2017 - 60,000,000 shares Issued and outstanding - December 31, 2018 and 2017 - 23,475,431 shares	1,983	1,983
Additional paid- in capital	78,680	71,550
Accumulated other comprehensive income	(20,604)	(9,754)
Retained earnings	129,580	92,065
Purchase price adjustment to be settled in shares (Note 3)	(10,800)
Treasury stock at cost - December 31, 2018 and 2017 - 2,133,825 shares	(25,146)	(30,054)
Stockholders' equity	153,693	125,790
Non-controlling interests	6,507	7,439
Total equity	160,200	133,229
Total liabilities and equity	$ 373,792	$ 215,159